Note 9 - Intangible Assets	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
9.	Intangible assets:

As at October 31, 2025, total intangible assets were $10.6 million ( October 31, 2024 - $12.1 million) related to the Bank’s acquisition of Digital Boundary Group, VersaBank USA and for internally developed software.

The intangible assets related to the Bank’s acquisition of Digital Boundary Group were $3.9 million ( October 31, 2024 - $3.9 million) and at October 31, 2025, had accumulated amortization of $1.9 million ( October 31, 2024 - $1.5 million) and are being amortized over ten years. The amortization expense for these intangible assets totaled $394,000 ( October 31, 2024 - $394,000).

The intangible assets related to the Bank’s acquisition of VersaBank USA were $2.6 million ( October 31, 2024 - $2.6 million) and at October 31, 2025, had accumulated amortization of $269,000 ( October 31, 2024 - $nil) and are being amortized over 10 years. The amortization expense for these intangible assets totaled $269,000 ( October 31, 2024 - $nil).

The intangible assets related to internally developed software were $7.1 million ( October 31, 2024 - $7.1 million) and at October 31, 2025, had accumulated amortization of $686,000 ( October 31, 2024 - $nil) and are being amortized over 10 years. The amortization expense for these intangible assets totaled $686,000 ( October 31, 2024 - $nil).